Registration Nos: 2-62492
                                                                        811-2865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                   Pre Effective Amendment No.                             [ ]
                   Post Effective Amendment No.   49                       [X]
                                                 ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                   Amendment No.    47                                     [X]
                                   ----
                                COLONIAL TRUST IV
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                One Financial Center, Boston, Massachusetts 02111
                     (Address of Principal Executive Office)

                                 (617) 426-3750
               --------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for Service:       Copy to:
Nancy L. Conlin, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.         Ropes & Gray
One Financial Center                         One International Place
Boston, Massachusetts  02111                 Boston, Massachusetts  02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[X] on October 30, 1998 pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     MASTER FUND/FEEDER FUND REPRESENTATION

      This Registration Statement includes the Prospectus and Statement of Additional Information for the Colonial Municipal Money Market Fund, which uses a master fund/feeder fund structure. In accordance with SEC requirements, the master fund has executed this Registration Statement.

                                COLONIAL TRUST IV

                              Cross Reference Sheet
                      Colonial Municipal Money Market Fund

Item Number of
Form N-1A               Location or Caption in Prospectus

Part A

        1.              Cover Page
        2.              Summary of Expenses
        3.              The Fund's Financial History
        4.              The Fund's Investment Objective; Organization and History;
                        How the Fund Pursues its Objective and Certain Risk Factors
        5.              Cover Page; How the Fund and the Portfolio are Managed;
                        Organization and History; The Fund's Investment Objective,
                        Back Cover
        6.              Organization and History; Distributions and Taxes; How to
                        Buy Shares
        7.              Cover Page; Summary of Expenses; How to Buy Shares; How the
                        Fund Values its Shares; 12b-1 Plan; Back Cover
        8.              Summary of Expenses; How to Sell Shares; How to Exchange
                        Shares; Telephone Transactions
        9.              Not Applicable



October 30, 1998

COLONIAL MUNICIPAL
MONEY MARKET FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Municipal Money Market Fund (Fund), a non-diversified portfolio of Colonial Trust IV (Trust), an open-end management investment company, seeks maximum current income exempt from federal income tax. The Fund attempts to maintain relative stability and liquidity by investing principally in a diversified portfolio of short-term Municipal Securities.


Unlike a traditional mutual fund which invests directly in individual securities, the Fund currently seeks to achieve its objective by investing all of its assets in SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market master fund that has the same investment objective as the Fund. The Portfolio is a series of the SR&F Base Trust, an open-end diversified management investment company which was organized as a trust under the laws of The Commonwealth of Massachusetts on August 23, 1993. Except for certain separate expenses, the Fund's investment experience will correspond directly to that of the Portfolio. The Portfolio is managed by Stein Roe & Farnham Incorporated (Advisor), successor to an investment advisory business that was founded in 1932.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More

                                                                 TM-01/089G-1098

detailed information about the Fund is in the October 30, 1998 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

An investment in the Fund is not insured or guaranteed by the U.S. Government. There can be no assurance that the $1.00 net asset value per share will be maintained.

The Fund offers three classes of shares. Class A shares are offered at net asset value; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Class B and Class C shares of the Fund are only for temporary investment while, for example, considering investments in Class B and Class C shares of other Colonial funds. Unlike shares of most money market funds, investments in the Fund's Class B and Class C shares are subject to contingent deferred sales charges, a distribution fee and a service fee.

This Prospectus is also available on-line at our Web site
(http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund and the Portfolio.

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in each Class of the Fund's shares. See "How the Fund and the Portfolio are Managed" and "12b-1 Plan" for more complete descriptions of the Fund's and the Portfolio's various costs and expenses.

Shareholder Transaction Expenses (1)(2)

                                                                                      Class A      Class B      Class C
Maximum Initial Sales Charge Imposed on a Purchase  (as a % of offering price)(3)     0.00%        0.00%(5)     0.00%(5)
Maximum Contingent Deferred Sales Charge  (as a % of offering price)(3)               1.00%(4)     5.00%(5)     1.00%(5)

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)(6)

                                                                        Class A       Class B        Class C
12b-1 fees                                                              0.00%         1.00%          0.40%(7)
Other expenses (after expense reimbursement and fee waiver)             0.75          0.75           0.75
                                                                        ----          ----           ----
Administration fee (after fee waiver)                                   0.00%         0.00%          0.00%
                                                                        ----          ----           ----
Total operating expenses (7)                                            0.75%         1.75%          1.15%
                                                                        ====          ====           ====

(6)  Amounts in the table reflect expenses of the Fund and the Portfolio.

(7) The Administrator has voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. The Distributor has voluntarily agreed to waive a portion of the Class C share Rule 12b-1 distribution fee so that it will not exceed 0.15% annually. The Distributor may terminate the fee waiver at any time without shareholder approval. Absent such agreements, the "12b-1 fees" would have been 1.00% for Class C shares, "Other expenses" would have been 1.20% for each Class of shares, the "Administration fee" would have been 0.25% for each Class of shares and "Total operating expenses" would have been 1.45% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares.

The preceding tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. Total operating expenses include the expenses of the Portfolio as well as of the Fund. Total operating expenses have been restated to reflect current fees. See "How the Fund and the Portfolio are Managed" and "12b-1 Plan" for more complete descriptions of the Fund's and the Portfolio's various costs and expenses.

Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                 Class A                    Class B                          Class C
  Period:                              (7)               (8)           (7)            (8)
  1 year            $ 8               $ 68              $ 18          $ 22           $ 12
  3 years            24                 85                55            37(10)         37
  5 years            42                115                95            63             63
 10 years            93                180(9)            180(9)        140            140

(7)  Assumes redemption at period end.

(8)  Assumes no redemption.

(9) Class B shares convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

(10) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.

Without voluntary fee reduction, the amounts would be $15, $46, $79 and $174 for Class A shares for 1, 3, 5 and 10 years, respectively; $75, $106, $151 and $254 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $25, $76, $131 and $254 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $35, $76, $131 and $279 for Class C shares assuming redemptions for 1, 3, 5 and 10 years, respectively; and $25, $76, $131 and $279 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.

THE FUND'S FINANCIAL HISTORY (a)

The following financial highlights for a share outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. Their unqualified report is included in the Fund's 1998 Annual Report and is incorporated by reference into the Statement of Additional Information.

                                                        CLASS A
                                     ---------------------------------------
                                                   Year ended
                                                    June 30
                                     --------------------------------------
                                            1998         1997         1996(d)
                                   ---------------------------------------
Net asset value - Beginning of period      $1.000       $1.000      $1.000
                                          -------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(b)                  0.030(c)     0.029(c)    0.030(c)
                                          -------     -------     -------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income               (0.030)      (0.029)     (0.030)
                                          -------     -------     -------
Net asset value - End of period            $1.000       $1.000      $1.000
                                          =======     =======     =======
Total return(f)(g)                          3.03%        2.98%       3.04%
                                          -------     -------     -------
RATIOS TO AVERAGE NET ASSETS
    Expenses                                0.75%(c)     0.75%(c)    0.75%(c)
    Fees and expenses waived or
     borne by the Adviser/Administrator     0.70%(c)     0.46%(c)    0.84%(c)
    Net investment income                   3.02%(c)     2.94%(c)    3.00%(c)
Net assets at end of period (000)         $16,389     $18,450     $19,676

(b)  Net of fees and expenses waived
     or borne by the Advisor/Administrator
     which amounted to:                    $0.007      $0.005     $0.008

                                                                       CLASS A
                                         -------------------------------------------------------------------------------
                                          Period ended
                                            June 30                                  Year ended November 30
                                         ------------- -----------------------------------------------------------------
                                             1995(e)       1994      1993     1992     1991      1990     1989     1988
                                         ------------- -----------------------------------------------------------------
Net asset value - Beginning of period        $1.000        $1.000   $1.000   $1.000   $1.000    $1.000   $1.000   $1.000
                                             -------       -------  -------  -------  -------   -------  -------  -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(b)                    0.018         0.020    0.017    0.024    0.042     0.055    0.059    0.050
                                             -------       -------  -------  -------  -------   -------  -------  -------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income                 (0.018)       (0.020)  (0.017)  (0.024)  (0.042)   (0.055)  (0.059)  (0.050)
                                             -------       -------  -------  -------  -------   -------  -------  -------
Net asset value - End of period              $1.000        $1.000   $1.000   $1.000   $1.000    $1.000   $1.000   $1.000
                                             =======       =======  =======  =======  =======   =======  =======  =======
Total return(f)(g)                            1.80%(h)      2.00%    1.73%    2.44%    4.26%     5.64%    6.11%    5.12%
                                             -------       -------  -------  -------  -------   -------  -------  -------
RATIOS TO AVERAGE NET ASSETS
    Expenses                                  0.75%(i)      0.60%    0.75%    0.75%    0.75%     0.75%    0.66%    0.39%
    Fees and expenses waived or
     borne by the Adviser/Administrator       0.36%(i)      0.59%    0.50%    0.61%    0.53%     0.38%    0.31%    0.49%
    Net investment income                     3.05%(i)      2.05%    1.69%    2.42%    4.23%     5.50%    5.96%    4.95%
Net assets at end of period (000)          $24,675       $28,808  $18,618  $34,956  $28,355   $37,158  $40,639  $53,758

(a) Prior to September 28, 1995, the Fund was managed by the Administrator and invested directly in individual securities. On September 15, 1995, shareholders of the Fund approved a conversion of the Fund to a master fund/feeder fund structure at a special meeting of shareholders called for that purpose. The financial history presented in this section for Class A and Class B shares is that of the Fund. However, the investment performance disclosed in the Statement of Additional Information and in any sales or advertising materials for the Fund for periods prior to September 28, 1995 is that of the Stein Roe Municipal Money Market Fund, adjusted to reflect applicable sales loads of the Fund. The investment advisor of the Stein Roe
     Municipal Money Market Fund before its conversion to a feeder fund of the Portfolio on September 28, 1995 was the Advisor. Also, the investment objective, policies and restrictions of the Portfolio are generally the same as those of the Stein Roe Municipal Money Market Fund prior to September 28, 1995.

(b)  Net of fees and expenses waived or borne by the Advisor/Administrator which
     amounted to:                           $0.002        $0.006   $0.005   $0.006   $0.005    $0.004   $0.003   $0.005

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(d) Effective September 28, 1995, Stein Roe & Farnham Incorporated became the investment advisor of the Portfolio.

(e)  The Fund changed its fiscal year end from November 30 to June 30 on June
     16, 1995.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

THE FUND'S FINANCIAL HISTORY (CONT'D)(a)

                                                                                CLASS B
                                        ----------------------------------------------------------------------------------------
                                                     Year ended                 Period ended
                                                      June 30                     June 30             Year ended November 30
                                        --------------------------------------  --------------   -------------------------------
                                          1998        1997         1996 (d)      1995 (e)          1994     1993       1992 (f)
                                        --------------------------------------  --------------   -------------------------------
Net asset value - Beginning of period         $1.000       $1.000      $1.000           $1.000         $1.000   $1.000   $1.000
                                              ------       ------      ------           ------         ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                     0.023(c)     0.021(c)    0.020(c)         0.012          0.010    0.009    0.007
                                              ------       ------      ------           ------         ------    ------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                  (0.023)      (0.021)     (0.020)          (0.012)        (0.010)  (0.009)  (0.007)
                                              ------       ------      ------           ------         ------    ------    ------
Net asset value - End of period               $1.000       $1.000      $1.000           $1.000         $1.000   $1.000   $1.000
                                              ======       ======      ======           ======         ======    ======    ======
Total return(i)(j)                             2.31%        2.12%       2.02%            1.20%(k)       1.01%    0.93%    0.68%(k)
                                              ======       ======      ======           ======         ======    ======    ======
RATIOS TO AVERAGE NET ASSETS
  Expenses                                     1.48%(c)     1.66%(c)    1.75%(c)         1.75%(m)       1.60%    1.75%    1.75%(m)
  Fees and expenses waived or borne
   by the Adviser/Administrator                0.70%(c)     0.46%(c)    0.84%(c)         0.36%(m)       0.59%    0.50%    0.79%(m)
Net investment income                          2.29%(c)     2.03%(c)    2.00%(c)         2.05%(m)       1.05%    0.69%    1.42%(m)
Net assets at end of period (000)            $1,270       $1,203      $1,235           $3,111         $3,867     $908     $135


                                           CLASS C (g)
                                        --------------------
                                            Year ended
                                               June 30
                                        --------------------
                                                1998
                                        --------------------

Net asset value - Beginning of period         $1.000
                                              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                     0.024(c)(h)
                                              ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                  (0.024)
                                              ------
Net asset value - End of period               $1.000
                                              ======
Total return(i)(j)                             2.40%(k)(l)
                                              ======
RATIOS TO AVERAGE NET ASSETS
  Expenses                                     1.15%(c)(h)(m)
  Fees and expenses waived or borne
   by the Adviser/Administrator                0.70%(c)(m)
Net investment income                          2.62%(c)(h)(m)
Net assets at end of period (000)              $176

____________________________

(a)  Prior to September 28, 1995, the Fund was managed by the Administrator and invested directly in individual securities. On September 15, 1995, shareholders of the Fund approved a conversion of the Fund to a master fund/feeder fund structure at a special meeting of shareholders called for that purpose. The financial history presented in this section for Class A and Class B shares is that of the Fund. However, the investment performance disclosed in the Statement of Additional Information and in any sales or advertising materials for the Fund for periods prior to September 28, 1995 is that of the Stein Roe Municipal Money Market Fund, adjusted to reflect applicable sales loads of the Fund. The investment advisor of the Stein Roe
     Municipal Money Market Fund before its conversion to a feeder fund of the
     Portfolio on September 28, 1995 was the Advisor. Also, the investment objective, policies and restrictions of the Portfolio are generally the same as those of the Stein Roe Municipal Money Market Fund prior to
     September 28, 1995.
(b)  Net of fees and expenses waived or borne by the Advisor/Administrator which
     amounted to:                            $0.007       $0.005      $0.008    $0.002    $0.006   $0.005   $0.003     0.007
(c)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
     SR&F Municipal Money Market Portfolio.
(d)  Effective September 28, 1995, Stein Roe & Farnham Incorporated became the investment advisor of the Portfolio.
(e)  The Fund changed its fiscal year end from November 30 to June 30 on June
     16, 1995.
(f)  Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(g)  Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(h)  Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(i)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(j)  Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(k)  Not annualized.
(l)  Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(m)  Annualized.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

TWO-TIERED STRUCTURE

Unlike other mutual funds which invest directly in individual securities, the Fund is an open-end management investment company that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund and which invests directly in portfolio securities. See "The Fund's Investment Objective," "How the Fund Pursues its Objective and Certain Risk Factors" and "How the Fund and the Portfolio are Managed" for information concerning the Portfolio's and the Fund's investment objectives, policies, management and expenses. The following describes certain of the effects and risks of this structure. The Fund's and the Portfolio's investment objectives may be changed without shareholder approval. Matters submitted by the Portfolio to its investors for a vote will be passed along by the Fund to its shareholders, and the Fund will vote its entire interest in the Portfolio in proportion to the votes actually received from Fund shareholders.

The Stein Roe Municipal Money Market Fund (Stein Roe fund) invests, and other feeder funds or institutions may invest, in the Portfolio on substantially the same terms and conditions as the Fund. Each investor in the Portfolio will bear its proportionate share of the Portfolio's expenses. However, the Stein Roe fund and other mutual fund investors in the Portfolio will not be required to issue their shares at the same public offering price as the Fund and may have direct expenses that are higher or lower than those of the Fund. These differences may result in such other funds generating investment returns higher or lower than those of the Fund. Large scale redemptions by such other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility and an increase in the operating expenses of the Portfolio as a percentage of its assets.

The Fund will continue to invest in the Portfolio as long as the Trust's Board of Trustees determines it is in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective or policies were changed so as to be inconsistent with the Fund's investment objective or policies, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's investment objective or policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment advisor to manage the Fund's investments. Certain of these actions would require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S INVESTMENT
OBJECTIVE

The Fund seeks maximum current income exempt from Federal income tax. It attempts to maintain relative stability of principal and liquidity by investing principally in a diversified portfolio of short-term Municipal Securities.

HOW THE FUND PURSUES ITS
OBJECTIVE AND CERTAIN RISK
FACTORS

The Fund seeks to achieve its investment objective by investing all its assets in the Portfolio, which has the same investment objective and policies as the Fund. In pursuing its investment objective, the Portfolio attempts to maintain relative stability of principal and liquidity. The Portfolio invests principally in a diversified portfolio of short-term Municipal Securities. "Short-term" means a remaining maturity of no more than thirteen months (or a comparable period). See the Statement of Additional Information for more information.

It is a fundamental policy that normally at least 80% of the Portfolio's investments will produce income that is exempt from Federal income tax, except for periods which the Advisor believes require a temporary defensive position for the protection of shareholders.

As a fundamental policy, the Portfolio invests in Municipal Securities that, at the time of purchase, are: (i) variable rate demand securities whose demand feature is rated within the two highest ratings assigned by Moody's Investors Service, Inc. (Moody's), VMIG1 or VMIG2; (ii) notes rated within the two highest short-term municipal ratings assigned by Moody's, MIG1 or MIG2, or within the highest rating assigned by Standard &

Poor's Corporation (S&P), SP-1+; (iii) municipal commercial paper (short-term promissory notes) rated Prime-1 by Moody's, or A-1+ or A-1 by S&P; (iv) municipal bonds, including industrial development bonds, rated within the two highest ratings assigned to municipal bonds by S&P, AAA or AA, or by Moody's, Aaa or Aa; (v) securities not rated as described in (i) through (iv) but determined by the Board of Trustees of the Portfolio to be at least equal in quality to one or more of the foregoing ratings, although other types of obligations of the same issuer might not be within the foregoing ratings; (vi) securities backed by the full faith and credit of the U.S. government; or (vii) securities as to which the payment of principal and interest is collateralized by securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities (U.S. government securities) deposited in an escrow for the benefit of holders of the securities. In accordance with Securities and Exchange Commission Rule 2a-7 under the Investment Company Act of 1940, each security in which the Portfolio invests will be U.S. dollar denominated and (i) rated (or be issued by an issuer that is rated with respect to its short-term debt) within the two highest rating categories for short-term debt by at least two nationally recognized statistical rating organizations (NRSROs) or, if rated by only one NRSRO, rated within the two highest rating categories by that NRSRO, or, if unrated, determined by or under the direction of the Board of Trustees of the Portfolio to be of comparable quality, and (ii) determined by or under the direction of the Portfolio's Board of Trustees to present minimal credit risks.

Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular Federal income tax.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of such instruments.

Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchase contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit and taxing power of the issuer and may be subject to "non-appropriation" clauses which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. The Portfolio may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the other Municipal Securities described in this paragraph. The Board of Trustees of the Portfolio is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that such leases will not be canceled.

The Portfolio may also purchase Municipal Securities that are insured as to the timely payment of interest and principal. Such insured Municipal Securities may already be insured when purchased by the Portfolio or the Portfolio may purchase insurance in order to turn an uninsured Municipal Security into an insured Municipal Security.

Some Municipal Securities are backed by (i) the full faith and credit of the U.S. government, (ii) agencies or instrumentalities of the U.S. government, or
(iii) U.S. government securities.

Except with respect to Municipal Securities with a demand feature acquired by the Portfolio, if, after purchase by the Portfolio, an issue of Municipal

Securities ceases to meet the required rating standards, if any, the Portfolio is not required to sell such security, but the Advisor would consider such an event in deciding whether it should retain the security in its portfolio.

In the case of Municipal Securities with a demand feature acquired by the Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Portfolio must dispose of the security, unless the Portfolio's Board of Trustees determines that it is in the best interest of the Portfolio and its shareholders to retain the security.

Other Investment Practices. The Portfolio may also engage to a limited extent in the following investment practices, each of which may involve certain special risks:

When-Issued and Delayed-Delivery Securities; Forward Commitments. The Portfolio's assets may include securities purchased on a when-issued or delayed-delivery basis and may purchase forward commitments. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.

Private Placements. The Portfolio may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Advisor believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing net asset value.

Stand-By Commitments. To facilitate portfolio liquidity, the Portfolio may obtain stand-by commitments when it purchases Municipal Securities. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed upon price on certain dates within a specified period.

Participation Interests. The Portfolio may also purchase participation interests or certificates of participation in all or part of specific holdings of Municipal Securities, including municipal obligations. Some participation interests, certificates of participation and municipal lease obligations are illiquid and, as such, will be subject to the Portfolio's 10% limit on investments in illiquid securities.

Tender Option Bonds. The Portfolio may purchase tender option bonds. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. The Portfolio does not intend to invest more than 10% of net assets in tender option bonds.

Borrowing of Money. The Portfolio may borrow money up to 33-1/3% of its total assets, determined at current value at the time of such borrowing, from banks as a temporary measure for extraordinary or emergency purposes but not to increase portfolio income. The Portfolio may engage in reverse repurchase agreements which may be viewed as the borrowing of money by the Portfolio. The Portfolio will not purchase additional securities at a time when borrowings, less proceeds receivable from sale of portfolio securities, exceed 5% of its total assets.

Under a lending program, the Portfolio and each of the other Stein Roe funds may borrow money from and lend money to the other Stein Roe funds primarily to allow the borrowing fund to meet shareholder redemptions. Borrowings and loans each may not exceed 33-1/3% of the Portfolio's total assets.

The Portfolio may borrow cash from another Stein Roe fund only if the terms were at least as favorable as the terms on which it could borrow from a bank, and may lend money only if the rate earned was at least as favorable as the rate it could earn on a repurchase agreement or other short-term investment. In addition to banks and the other Stein Roe funds, the Portfolio may borrow from any other lenders from which it may borrow under applicable law, although there are no current plans to do so.

With respect to borrowing, there is a risk that the Portfolio could have a loan recalled by the lending Stein Roe fund on one day's notice. In these circumstances, the Portfolio might have to borrow from a bank at a higher interest cost if money to borrow were not available from another Stein Roe fund. With respect to loans, there is a risk that the Portfolio could experience a delay in obtaining repayment and, unlike with a repurchase agreement, the Portfolio would not necessarily have received collateral for its loan. A delay in obtaining prompt payment could cause the Portfolio to miss an investment opportunity or to incur costs to borrow money to replace the loaned funds.

Risk Factors. All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. The risks inherent in the Portfolio depend primarily upon the maturity and quality of the obligations in which it invests as well as on market conditions. A decline in prevailing levels of interest rates generally increases the value of the Portfolio's securities, while an increase in rates usually reduces the value of those securities. There can be no assurance that the Portfolio will achieve its objective, nor can the Portfolio assure that payments of interest and principal on portfolio securities will be made when due.

Generally, high-quality short-term obligations offer lower yields and less fluctuation in value than long-term quality obligations. Consequently, the Portfolio is designed for investors who seek little or no fluctuation in portfolio value.

Although the Portfolio currently limits its investments in Municipal Securities to those on which interest is exempt from the regular Federal income tax, it may invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the Federal alternative minimum tax.

The Portfolio may invest 25% or more of its assets in Municipal Securities that are related in such a way that an economic, business, or political development affecting one such security could also affect the other securities. For example, Municipal Securities the interest upon which is paid from revenues of similar-type projects, such as hospitals, utilities or housing, would be so related. The Portfolio may invest 25% or more of its assets in industrial development bonds (subject to the concentration restrictions described in the Statement of Additional Information). It is a fundamental policy that the assets of the Portfolio that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments. Because the Portfolio invests in securities backed by banks or other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its net asset value. To the extent the Fund invests in Municipal Securities backed by third parties, including banks and other financial institutions, changes in the credit quality of those third party institutions could result in losses to the Fund and affect the Fund's share price.

Other. The Portfolio and, therefore, the Fund, may not always achieve its investment objective. The Fund's and the Portfolio's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund's and the Portfolio's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's and the Portfolio's outstanding voting securities, respectively. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES
ITS PERFORMANCE

Performance may be quoted in advertisements and sales literature. Each Class's average annual total returns are calculated in accordance with theSEC's formula and assume the reinvestment of all distributions and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate rather than average annual total returns, and may not reflect the contingent deferred sales charge.


The Fund's classes of shares were offered for sale on different dates. The total return for a newer class of shares includes the performance of the newer class of shares since it was offered for sale and the performance for the oldest existing class of shares from the date it was offered for sale up to the date the newer class was offered for sale. See the "Performance Measures" in the Statement of Additional Information for how the calculations are made.


Each Class's yield and tax-equivalent yield are calculated in accordance with the SEC's formula for money market funds. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

Unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Class's yield changes in response to fluctuations in interest rates and Fund expenses. Therefore, past Fund performance does not predict future performance. Yields on other investments may be calculated differently. When comparing investments, investors should consider the quality and maturity of the portfolio securities involved.

HOW THE FUND AND THE
PORTFOLIO ARE MANAGED

The Trust's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund has not retained the services of an investment advisor because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is managed by the Advisor. Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Advisor is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. See "Management of the Funds" and "Management of the Base Trust" in the Statement of Additional Information for information concerning the Trustees and officers of the Trust and the Portfolio.


The Advisor places all orders for the purchase and sale of securities for the Portfolio. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Advisor may consider sales of shares of the Fund (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

For its management services, the Advisor receives from the Portfolio a monthly fee at an annual rate of 0.25% of the Portfolio's average daily net assets. The Advisor also provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets over $50 million. SteinRoe Services Inc., a wholly-owned indirect subsidiary of Liberty Mutual, serves as the transfer agent to the Portfolio for a monthly fee of $500.

The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee at the annual rate of $18,000 plus 0.0233% annually of average daily net assets over $50 million. Liberty Funds Distributor, Inc. (Distributor) serves as the Fund's distributor.

Liberty Funds Services, Inc. (Transfer Agent) serves as the Fund's shareholder services and transfer agent for a fee of 0.20% annually of average daily net assets plus certain out-of-pocket expenses. The Administrator, the Distributor and the Transfer Agent are all indirect wholly-owned subsidiaries of Liberty Financial.

Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Advisor or the Administrator may agree. See "Summary of Expenses" above.

YEAR 2000


The Fund's Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are working with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

HOW THE FUND VALUES ITS
SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund and the Portfolio are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. The net asset value of the Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Portfolio's Board of Trustees, the net asset value of the Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time. Portfolio securities are valued using the "amortized cost" method (when such cost approximates current market value pursuant to procedures adopted by the Portfolio's Trustees), which does not consider the effect of fluctuating interest rates on the value of assets. The Portfolio allocates net asset value, income and expenses to the Fund based on its percentage of ownership. The Fund and the Portfolio intend to maintain a per share net asset value of $1.00, but this cannot be assured.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to its shareholders net income and any net realized gains at least annually.

The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. If an investment is made by federal funds wire, dividends start accruing on the next business day. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

If the Fund makes taxable distributions, they will generally be taxable whether you receive distributions in cash or in additional Fund shares, and you must report them as taxable income unless you are a tax-exempt institution. Although the Fund's distributions of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from the Fund. Furthermore, capital gains distributions by the Fund will generally be subject to federal, state and local income taxes. The Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you. Social security benefits may be taxed as a result of receiving tax-exempt income. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program is $50. Certificates will not be issued for shares of the Fund. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value. The Distributor pays no commission on sales of Class A shares. If a purchase results in an account having a value from $1 million to $5 million then the shares purchased will be subject to a 1.00% contingent deferred sales charge payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee), and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that redemption occurs:

          Years                 Contingent Deferred
      After Purchase                Sales Charge
           0-1                         5.00%
           1-2                         4.00%
           2-3                         3.00%
           3-4                         3.00%
           4-5                         2.00%
           5-6                         1.00%
       More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value, and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted. The Distributor has voluntarily agreed to waive a portion of the distribution fee so that it will not exceed 0.15% annually. This waiver may be terminated by the Distributor at any time without shareholder approval.

The Distributor pays financial service firms an initial commission of 1.00% on purchases of Class C shares and an ongoing commission of 0.10% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.15% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). As all Fund shares are offered at net asset value, no special purchase plans or methods are established for the Fund, except as described in the preceding sentence respecting redemptions resulting in an account value falling below its Base Amount. When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Class B and Class C shares of the Fund are only for temporary investment while, for example, considering investments in Class B and Class C shares of other funds. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares of other mutual funds advised by the Advisor, the Administrator or their affiliates. Consult your financial service firm. Financial service firms receive compensation only on sales of Class B and Class C shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales of Class B and Class C shares. See the Statement of Additional information for more information.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending for up to 15 days in order to protect a Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates which were issued prior to the Fund's conversion to a master fund/feeder fund structure for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales of shares by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Advisor, the Administrator and their affiliates. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or Transfer Agent for information regarding what funds are available. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if the Administrator determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to impact adversely the Advisor's ability to manage the Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined. Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Redemptions may also be done by writing a check against the accounts for funds allowing checkwriting. Each check written against the account is limited to a maximum of $100,000. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

12B-1 PLAN

Under a 12b-1 Plan, the Fund pays the Distributor monthly a service fee at the annual rate of 0.25% of the net assets attributed to the Fund's Class B and Class C shares. The 12b-1 Plan also requires the Fund to pay the Distributor monthly a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. The Distributor may terminate this waiver at any time without shareholder approval. Because the Class B and Class C shares bear the additional fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Administrator and the Advisor) which may be construed to be indirect financing of Fund share sales.

ORGANIZATION AND HISTORY

The Fund is the successor to Colonial Tax-Exempt Money Market Trust, which was organized in 1987 as a Massachusetts business trust. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

APPENDIX

DESCRIPTION OF BOND RATINGS

S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, this category faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-): ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

[bullet] Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

[bullet] Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations, 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Advisor
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL  60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621


Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611


Custodian of Fund
The Chase Manhattan Bank
270 Park Avenue
New York, NY  10017-2070

Custodian of Portfolio
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants of Fund
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624

Independent Auditors of Portfolio
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

Legal Counsel of Fund
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:



Printed in U.S.A.

October 30, 1998

COLONIAL
MUNICIPAL MONEY MARKET FUND

PROSPECTUS

Colonial Municipal Money Market Fund seeks maximum current income exempt from federal income tax. The Fund attempts to maintain relative stability of principal and liquidity by investing principally in a diversified portfolio of "short-term" Municipal Securities. The Fund currently seeks to achieve its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund which has the same investment objective as the Fund.


For more detailed information about the Fund, call the Administrator at 1-800-426-3750 for the October 30, 1998 Statement of Additional Information.


Contents                                              Page

Summary of Expenses
The Fund's Financial History
Two-Tiered Structure
The Fund's Investment Objective
How the Fund Pursues its Objective
   and Certain Risk Factors
How the Fund Measures its Performance
How the Fund and the Portfolio are Managed
Year 2000
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plan
Organization and History
Appendix

Liberty

Please send your completed application to:

Liberty Funds Services, Inc. (LFSI)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint  Tenant  w/rights  of  survivorship:  Print all  names,  the Social
                                              Security # for the first person,
                                              and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner (JTWROS)

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult with your financial advisor to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested). Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside.

___Direct Deposit Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
Dividends and capital gains must be reinvested.
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month unless the 10th falls on a non-business day or the first day of the week. If this occurs, the process date will be the previous business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax advisor before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).


Payment instructions
If you are having this service added to an existing account, please sign below and have your signature guaranteed.
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. ACH banks only.
__The payee listed at right.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial advisor can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund, Newport Japan Opportunites Fund or Newport Tiger Cub Fund.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial advisor may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Liberty Funds Services, Inc. (LFSI) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by LFSI to have been authorized.

Bank Information (For Sections A and B above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Stein Roe Advisor or Newport fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have received and carefully read the prospectus for the fund(s) listed below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Stein Roe Advisor or Newport fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial, Stein Roe Advisor or Newport accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.
This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

C. Automatic Investment Plan/On-Demand EFT Purchase
This option automatically transfers the specified amount from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account by electronic funds transfer based on your telephone request.
You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." (Deposit slips are not a substitution). Also, complete the section below. Please allow 3 weeks for LFSI to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Automatic Investment Plan)
__Automatic Investment Plan Frequency:
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Liberty Funds Services, Inc. (LFSI) Do Not Detach.
Make sure all account holders sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution). See reverse for bank instructions.

I authorize LFSI to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Stein Roe Advisor or Newport fund. LFSI and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and LFSI may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Signature(s) of account holder

X_____________________________________
 Signature(s) of account holder

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colnial, Stein Roe Advisor or Newport funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Stein Roe Advisor or Newport fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Stein Roe
Advisor or Newport funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm. If making changes to the services on an account that has been in existence for more than 30 days, please have your clients signature guaranteed.

This application is submitted in accordance with our selling agreement with Liberty Funds Distributor, Inc. (LFDI), the Fund's prospectus, and this application. We will notify LFDI of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- LFSI can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Automatic Investment Plan (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by LFSI without prior notice if any check is not paid upon presentation. LFSI has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by LFSI by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized LFSI, to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of LFSI, Liberty Funds Distributor, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Funds Distributor, Inc.                          SH-760F-1098(1098)

[Colonial Flag Logo]
Colonial
Mutual Funds

Checkwriting Signature Card
(Class A Shares Only)

Signature Card for the Bank of Boston ("Bank").

-----------------------------------------------
Name of Fund

-----------------------------------------------
Fund account number

Indicate the number of signatures required

-----------------------------------------------

Account Name:

You must sign below exactly as your account is registered.

X
-----------------------------------------------
Signature

X
-----------------------------------------------
Signature

By signing this card, you are subject to the conditions printed on the reverse side. If adding this privilege to an existing account, your signatures must be guaranteed.

Checkwriting Privilege

By electing the checkwriting privilege and signing the signature card, I acknowledge that I am subject to the rules and regulations of the Bank of Boston ("Bank") as currently existing and as they may be amended from time to time. I designate the Bank as my representative to present checks drawn on my Fund account to the Fund or its Agent and deposit the proceeds in this checking account. I understand that the shares for which share certificates have been issued or requested cannot be redeemed in this manner.

If the account is registered in joint tenancy, all persons must sign this card, and each person guarantees the genuineness of all other parties' signatures. I understand that if only one person signs a check, that all other tenants have authorized that signature.

Minimum and Maximum
I understand that checks may not be in amounts less than $500 nor more than $100,000, and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if I have recently made additional investments, I understand that redemption proceeds will not be available until the check used to purchase the investment (including a certified or cashier's check) has been cleared by the bank on which it is drawn, which could take up to 15 days or more.

D-999D-0797

                                COLONIAL TRUST IV

                              Cross Reference Sheet
                      Colonial Municipal Money Market Fund

Item Number of
Form N-1A               Location or Caption in Statement of Additional Information

Part B
        10.             Cover Page
        11.             Table of Contents
        12.             Not Applicable
        13.             Investment Objective and Policies; Fundamental Investment Policies; Other
                        Investment Policies; Miscellaneous Investment Practices; Portfolio Turnover
        14.             Fund Charges and Expenses; Management of the Funds
        15.             Fund Charges and Expenses
        16.             Fund Charges and Expenses; Management of the Funds
        17.             Fund Charges and Expenses; Management of the Funds
        18.             Shareholder Meetings
        19.             How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions;
                        Special Purchase Programs/Investor Services; Programs for Reducing or
                        Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares
        20.             Taxes
        21.             Fund Charges and Expenses; Management of the Funds
        22.             Fund Charges and Expenses; Investment Performance; Performance Measures
        23.             Independent Accountants

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       Statement of Additional Information
                                October 30, 1998

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Municipal Money Market Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated October 30, 1998. This SAI should be read together with the Prospectus and the Fund's most recent annual report dated June 30, 1998. Investors may obtain a free copy of the Prospectus and the annual report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

Part 1                                                      Page

Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian of the Fund
Independent Accountants of the Fund
Management of the Base Trust
Information Concerning the Portfolio

Part 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II

TM-xxx2E-1098


                                       a

                                     PART 1
                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       Statement of Additional Information
                                October 30, 1998

DEFINITIONS

"Trust"          Colonial Trust IV

"Fund"           Colonial Municipal Money Market Fund

"Administrator"  Colonial Management Associates, Inc., the Fund's administrator

"LFDI" Liberty Funds Distributor, Inc., the distributor of the Fund and each of the open-end mutual funds in the Colonial funds complex

"LFSI" Liberty Funds Services, Inc., shareholder services and transfer agent to the Fund and each of the open-end mutual funds in the Colonial funds complex

"Base Trust"     SR&F Base Trust, a Massachusetts business trust

"Portfolio"      SR&F Municipal Money Market Portfolio, a series of the Base
                 Trust

"Advisor"        Stein Roe & Farnham Incorporated, the Portfolio's investment advisor

INVESTMENT OBJECTIVE AND POLICIES

As described in the Fund's Prospectus, the Fund currently seeks to achieve its investment objective by investing all its assets in the Portfolio. Part 1 of this SAI includes additional information concerning the Fund and the Portfolio, including, among other things, a description of the Fund's and the Portfolio's fundamental investment policies. Except where otherwise indicated, references to the Fund in connection with descriptions of investment policies and practices shall include the Portfolio. Part 2 contains additional information about the following securities and investment techniques that are described and referred to in the Prospectus and that may be utilized by the Portfolio:

         Short-term Trading
         Tender Option Bonds
         Repurchase Agreements
         Reverse Repurchase Agreements
         Money Market Instruments
         Forward Commitments
         Participation Interests
         Stand-by Commitments

Except as indicated below under "Fundamental Investment Policies," the Fund's and the Portfolio's investment policies are not fundamental, and the Fund's or the Portfolio's Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund or the Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

As fundamental policies, neither the Fund nor the Portfolio may:

1. Invest in a security if, with respect to 75% of the Portfolio's assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except (1) in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this

                                       b
    computation if the aggregate value of securities owned by the Fund or the Portfolio and guaranteed by such guarantor (plus any other investments of the Fund or the Portfolio in securities issued by the guarantor) does not exceed 10% of the Fund's or the Portfolio's total assets, (2) this restriction does not apply to U.S. government securities or repurchase agreements for such securities and (3) the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies(1);

2. Purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements);

3. Make loans, although the Portfolio may (a) participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Portfolio's total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately placed debt securities;

4. Borrow, except that it may (a) borrow for non-leveraging, temporary or emergency purposes, and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; the Portfolio and the Fund may borrow from banks, other Stein Roe Funds, and other persons to the extent permitted by applicable law;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund or the Portfolio, except as may be necessary in connection with borrowings permitted in (4) above;

6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry;

7. Purchase portfolio securities for the Fund or the Portfolio from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust, the Base Trust or the Portfolio's investment advisor;

8. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs;

9.  Purchase any securities other than those described in the Prospectus;

10. Issue any senior securities except to the extent permitted under the Investment Company Act of 1940;

11. Purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); and

12. Act as an underwriter of securities, except that the Fund or the Portfolio may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for the Fund's or the Portfolio's own portfolio.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, neither the Fund nor the Portfolio may:

1. Own more than 10% of the outstanding voting securities of an issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;

2. Invest in companies for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies;

3. Make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;

4. Invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

5. Sell securities short unless (1) the Fund or the Portfolio owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when-issued" or "when-distributed" securities which the Fund or the Portfolio expects to receive in a recapitalization, reorganization or other exchange for securities the Fund or the Portfolio contemporaneously owns or has the right to obtain, and provided that the Fund or the Portfolio may

--------
(1) Notwithstanding the foregoing, and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (Rule), the Fund or the Portfolio will not, immediately after the acquisition of any security (other than a government security or certain other securities as permitted under the Rule) invest more than 5% of its assets in the securities of any one issuer; provided, however, that the Fund or the Portfolio may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.

                                       c
    purchase stand-by commitments and securities subject to a demand feature entitling the Portfolio to require sellers of securities to the Fund or the Portfolio to repurchase them upon demand by the Fund or the Portfolio; and

6. Purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

FUND CHARGES AND EXPENSES

Aggregate Fund expenses include the Fund's proportionate share of the expenses of the Portfolio, which are borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses include (i) a management fee paid to the Advisor at the annual rate of 0.25% of the Portfolio's average daily net assets,
(ii) a pricing and bookkeeping fee of $25,000 plus 0.0025% annually of average daily net assets over $50 million, (iii) a monthly transfer agent fee of $500, and (iv) custody, legal and audit fees and other miscellaneous expenses. The Fund's direct expenses include (i) an administrative fee paid to the Administrator at the annual rate of 0.25% of average daily net assets, (ii) a transfer agency and shareholder services fee paid to LFSI at the annual rate of 0.20% of average daily net assets plus LFSI's out-of-pocket expenses, (iii) the Rule 12b-1 fees paid to LFDI described below, (iv) a pricing and bookkeeping fee paid to the Administrator in the amount of $18,000 per year plus 0.0233% of average daily net assets in excess of $50 million, and (v) custody, legal and audit fees and other miscellaneous expenses.


Recent Fees paid by the Fund to the Advisor, Administrator , LFDI and LFSI (in thousands)

                                                 Year ended         Year ended         Year ended
                                               June 30, 1998       June 30, 1997      June 30, 1996
                                               -------------       -------------      -------------
Administration fee                                  $50                 $50                $42
Management fee                                      359                 352                290
Bookkeeping fee                                      18                  18                 20
Shareholder service and transfer agent fee
                                                     46                  46                 53
Amount of above fees waived                        (139)                (94)              (196)
12b-1 fees:
   Service fee (Class B)                              3                   4                  6
   Service fee (Class C)                             (a)
   Distribution fee (Class B)                         5                  11                 18
   Distribution fee (Class C)                        (a)                 --                 --

(a)  Rounds to less than one.

Brokerage Commissions

The Fund did not pay brokerage commissions during the fiscal years ended June 30, 1998, 1997 and 1996.

Trustees, Fees

For the fiscal year ended June 30, 1998 and the calendar year ended December 31, 1997, the Trustees received the following compensation for serving as Trustees(b):

                                       d

                              Aggregate Compensation                   Total Compensation From Trust And
                              From Fund For The                        Fund Complex Paid To The Trustees For
Trustee                       Fiscal Year Ended June 30, 1998          The Calendar Year Ended December 31, 1997(c)
-------                       -------------------------------          --------------------------------------------
Robert J. Birnbaum            $825                                     $  93,949
Tom Bleasdale                  936(f)                                    106,432(g)
John Carberry(d)               --                                           --
Lora S. Collins                809                                        93,949
James E. Grinnell              830(h)                                     94,698(i)
William D. Ireland, Jr.(e)     728                                       101,445
Richard W. Lowry               830                                        94,698
Salvatore Macera(d)            --                                           --
William E. Mayer               783                                        89,949
James L. Moody, Jr.            867(j)                                     98,447(k)
John J. Neuhauser              852                                        94,948
George L. Shinn(e)             703                                       103,443
Thomas E. Stitzel(d)           --                                           --
Robert L. Sullivan             919                                        99,945
Anne-Lee Verville(d)           --                                           --
Sinclair Weeks, Jr.(e)         719                                       101,445

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) At December 31, 1997, the Colonial funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.

(d)  Elected by shareholders of the Trust on October 30, 1998.

(e)  Retired as Trustee of the Trust effective April 24, 1998.

(f)  Includes $482 payable in later years as deferred compensation.

(g)  Includes $57,454 payable in later years as deferred compensation.

(h)  Includes $42 payable in later years as deferred compensation.

(i)  Includes $4,797 payable in later years as deferred compensation.

(j)  Total compensation of $867 payable in later years as deferred compensation.

(k) Total compensation of $98,447 payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1997:


                             Total Compensation From Liberty Funds For
Trustee                      The Calendar Year Ended December 31, 1997(l)
-------                      --------------------------------------------
Robert J. Birnbaum           $26,800
James E. Grinnell             26,800
Richard W. Lowry              26,800

(l) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) (an intermediate parent of the Advisor).


The following table sets forth the compensation paid to Mr. Macera and Mr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:

                                       e

                                               Total Compensation From the LVIT and
                        Aggregate 1997         Investment Companies which are Series of
Trustee                 Compensation (m)       LVIT Trust in 1997(n)
Salvatore Macera        $12,500                $33,500
Thomas E. Stitzel        12,500                 33,500

(m)  Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $4500 meeting fee for each telephone meeting.

(n)  Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
     Trust.

Ownership of the Fund

The following information is as of September 30, 1998:


The Trustees and officers of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


The following shareholders owned 5% or more of the Fund's outstanding shares:


Class A Shares
--------------
Gretchen Henstorf Agee
1217 3rd Avenue West
Seattle, WA  98119                                                   5.71%

Class B Shares
--------------
Alan Baker Co.
160 Sylvester Road
South San Francisco, CA  94080-6014                                 10.63%

Charles R. Matties & Laura B. Matties JT TEN
84 Overbrook Road
West Hartford, CT  06107                                             7.77%

John F. Milan & Cheryl L. Milan JT TEN
2165 Willow Circle
Shelby Township, MI  48316                                           6.28%

RSBCo Cust
Emma Jean Williams
107 N. Trenton Street
Ruston, LA  71270                                                   17.79%

                                       f

Class C Shares
--------------
Colonial Management Associates, Inc.
Attn:  Phil Iudice
One Financial Center, 11th Floor
Boston, MA  02111-2621                                              56.87%

PJH Prime Account
Steven J. Kalscheur
3234 Valley Spring Road
Mount Horeb, WI  53572-1236                                         17.34%


There were 602 Class A, 70 Class B and 5 Class C shareholders of record of the Fund.


Sales Charges (in thousands)

                                                         Class B Shares
                                        --------------------------------------------------
                                                        Year ended June 30
                                             1998               1997                 1996
                                             ----               ----                 ----
Aggregate contingent deferred sales
charges (CDSCs) on Fund redemptions
retained by LFDI                              $9                 $16                 $14

12b-1 Plan, CDSCs and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at the annual rate of 0.25% of the Fund's net assets attributed to its Class B and Class C shares and a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees. The Class A Plan has no fee but like the Class B and Class C Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value and will be subject to a CDSC if a purchase of such shares having a value from $1 million to $5 million is redeemed within 18 months of the purchase. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

                                       g

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution or service fee.

Sales-related expenses (in thousands) of LFDI relating to the Fund were:

                                                          Year ended June 30, 1998
                                                   ---------------------------------------
                                                     Class A      Class B      Class C
Fees to FSF                                            $0           $17          (o)
Cost of sales material relating to the Fund
   (including printing and mailing expenses)           $7           (o)          $ 0
Allocated travel, entertainment and other
   promotional expenses (including advertising)        $0           $ 0          $ 0

(o)  Rounds to less than one.

INVESTMENT PERFORMANCE

The Fund's yields for the seven days ended June 30, 1998, were:

                                              Class A                 Class B                 Class C
Current Yield                                 2.872%                   1.858%                  2.465%
Effective Yield                               2.912%                   1.875%                  2.495%
Tax-Equivalent Current Yield                  4.750%                   3.080%                  4.090%
Tax-Equivalent Effective Yield                4.820%                   3.100%                  4.130%

The Fund's average annual total returns at June 30, 1998, were:

                                                                           Class A Shares
                                                                           --------------
                                                 1 Year                        5 Years                   10 Years
                                                 ------                        -------                   --------
                                                 3.03%                          2.81%                     3.52%

                                                                         Class B Shares
                                                                (Class B Shares initially offered
                                                                ---------------------------------
                                                                         on May 5, 1992)
                                                                         ---------------
                                                 1 Year                        5 Years                   10 Years
                                                 ------                        -------                   --------
With applicable CDSC                      (2.69)%(5.00% CDSC)           1.97%(2.00% CDSC)                   3.28%
Without CDSC                               2.31%                        2.33%                               3.28%

                                       h

                                                                         Class C Shares
                                                                (Class C Shares initially offered
                                                                ---------------------------------
                                                                       on August 1, 1997)
                                                                       ------------------
                                                 1 Year                         5 Years                  10 Years
                                                 ------                         -------                  --------
With applicable CDSC                             1.63%(p)                      2.40%(p)                    3.31%(p)
Without CDSC                                     2.63%(p)                      2.40%(p)                    3.31%(p)

(p) Returns are appended.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND

The Fund's custodian is The Chase Manhattan Bank. The custodian is responsible for maintaining the Fund's open account.

INDEPENDENT ACCOUNTANTS OF THE FUND

PricewaterhouseCoopers LLP are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the June 30, 1998 Annual Report of the Fund are incorporated in this SAI by reference.

MANAGEMENT OF THE BASE TRUST

Trustees and Officers of the Base Trust

William D. Andrews (q), (Age 51), Executive Vice President, is Executive Vice President of the Advisor over five years.

Gary A. Anetsberger(q), (Age 42), Senior Vice President, is Senior Vice President of the Advisor since April 1996, Chief Financial Officer and Chief Administrative Officer of the Mutual Funds division of the Advisor; Vice President of the Advisor from January, 1991 to April, 1996.

William W. Boyd (Age 71), Trustee, is Chairman and Director of Sterling Plumbing Group, Inc. (manufacturer of plumbing products) since 1992; 2900 Golf Road, Rolling Meadows, Illinois 60008.

Thomas W. Butch(q), (r), (Age 41), President and Trustee, is President of the Mutual Funds division and Director of the Advisor since March, 1998; Senior Vice President of the Advisor from September, 1994 to March, 1998; First Vice President Corporate Communications of Mellon Bank Corporation prior thereto.

Kevin M. Carome(q) (Age 42), Vice President and Assistant Secretary, is Associate General Counsel and (since February, 1995) Vice President of Liberty Financial.; is also General Counsel and Secretary of the Advisor since January, 1998.

Lindsay Cook(r), (Age 46), Trustee, is Executive Vice President of Liberty Financial since March, 1997; Senior Vice President of Liberty Financial prior thereto; 600 Atlantic Avenue, Boston, Massachusetts 02210.

Douglas A. Hacker (Age 43), Trustee, is Senior Vice President and Chief Financial Officer, UAL, Inc. (airline) since July, 1994; Senior Vice President - Finance, UAL, Inc., February, 1993 to July, 1994; Vice President - Corporate & Fleet Planning, American Airlines 1991 to 1993; P.O. Box 66100, Chicago, Illinois 60666.

Loren A. Hansen(q), (Age 50), Executive Vice President, is Chief Investment Officer of Colonial Management Associates, Inc. since 1997; is also Executive Vice President of the Advisor since December 1995; Vice President of The Northern Trust (bank) prior thereto.

Janet Langford Kelly (Age 40), Trustee, is Senior Vice President, Secretary and General Counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) since 1995; partner of Sidley & Austin (law firm) prior thereto; Three First National Plaza, Chicago, Illinois 60602.

Charles R. Nelson (Age 56), Trustee, is Van Voorhis Professor of Political Economy of the University of Washington, over five years, Seattle, Washington 98195.

Nicolette D. Parrish(q), (Age 48), Vice President and Assistant Secretary, is Senior Legal Assistant of the Advisor, over five years.

Sharon R. Robertson(q), (Age 36), Controller, is Accounting Manager for the Advisor's Mutual Funds division since 1987.

Janet B. Rysz(q), (Age 43), Assistant Secretary, is Senior Legal Assistant and Assistant Secretary of the Advisor over five years.

Thomas C. Theobald (Age 61), Trustee, is Managing Director of William Blair Capital Partners (private equity fund) since 1994; Chief Executive Officer and Chairman of the Board of Directors of Continental Bank Corporation from 1987 to 1994; Suite 3300, 222 West Adams Street, Chicago, Illinois 60606.

Scott E. Volk(q), (Age 27), Treasurer, is financial reporting manager for the Advisor's Mutual Funds division since October 1997; Senior auditor with Ernst & Young LLP from September 1993 to April 1996 and from October 1996 to September 1997; financial analyst with John Nuveen & Company, Inc. from May 1996 to September 1996.

Heidi J. Walter (q), (Age 31), Vice President, is Vice President of the Advisor since March, 1998 and Senior Legal Counsel for the Advisor since March, 1995; associate with Beeler Schad & Diamond PC (law firm) prior thereto.

Hans P. Ziegler(q), (Age 57), Executive Vice President, is Chief Executive Officer of the Advisor since May, 1994; President of the Investment Counsel division of the Advisor from July, 1993 to June, 1994.

Margaret O. Zwick(q), (Age 32), Assistant Treasurer, is Project Manager for the Advisor since April, 1997; Compliance Manager from August, 1995 to April, 1997; Compliance Accountant, January, 1995 to July, 1995; Section Manager, January 1994 to January 1995; supervisor prior thereto.



(q) The address of each Trustee and Officer is One South Wacker Drive, Chicago, IL 60606, unless otherwise noted.

(r) Trustee who is an "interested person" of the Portfolio and of the Advisor, as defined in the Investment Company Act of 1940.

The Management Agreement

Under the Management Agreement, the Advisor has agreed to make day to day investment decisions for the Portfolio, arrange for the execution of portfolio transactions and generally manage the Portfolio's investments. The Advisor has also agreed to perform administrative services for the Portfolio, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, the Portfolio pays a monthly fee based on the average daily net assets of the Portfolio for such month.

INFORMATION CONCERNING THE PORTFOLIO

Portfolio's Investment Advisor

Under its Management Agreement with the Portfolio, the Advisor provides the Portfolio with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Portfolio in accordance with the Portfolio's investment objective, policies and restrictions as provided in the Fund's Prospectus and this Statement of Additional Information. The Management Agreement provides for the payment by the Portfolio to the Advisor of the management fee described above under "Fund Charges and Expenses."

The Advisor is a wholly-owned subsidiary of Liberty Financial, which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of worker's compensation insurance and a property and casualty insurer in the U.S. Liberty Mutual's address is 175 Berkeley Street, Boston, Massachusetts 02117.

                                       j

The Advisor is the successor to an investment advisory business that was founded in 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of June 30, 1998, the Advisor managed over $29.1 billion in net assets: including over $11.2 billion in equities and over $17.9 billion in fixed-income securities (including $1.7 billion in municipal securities). The $29.1 billion in managed assets included over $9.3 billion held by open-end mutual funds managed by the Advisor (approximately 14% of the mutual fund assets were held by clients of the Advisor). These mutual funds were owned by over 289,000 shareholders. The $9.3 billion in mutual fund assets included over $748 million in over 42,000 IRA accounts. In managing those assets, the Advisor utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Advisor also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1998, the Advisor employed approximately 18 research analysts and 55 account managers. The average investment-related experience of these individuals is 24 years.


The directors of the Advisor are Thomas W. Butch, Kenneth R. Leibler, C. Allen Merritt, Jr. and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Butch is President of the Advisor's Mutual Funds division; Mr. Merritt is Chief Operating Officer of Liberty Financial; and Mr. Ziegler is Chief Executive Officer of the Advisor. The business address of Messrs. Leibler and Merritt is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02210; that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions

The Advisor places the orders for the purchase and sale of the Portfolio's portfolio securities. Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by the Portfolio. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, the Portfolio may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.


The Advisor's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commission, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Advisor's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Advisor may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.


The Advisor has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where the Advisor has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by the Advisor. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Advisor's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees.


Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, the Advisor often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and

                                       k
similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, the Advisor does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to the Advisor a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. The Advisor does not agree with any broker to direct such specific or minimum amounts of commissions; however, the Advisor does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and the Advisor endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services the Advisor feels are useful.


In a few instances, the Advisor receives from brokers products or services which are used by the Advisor both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by the Advisor in cash. The Advisor may also receive research in connection with selling concessions and designations in fixed income offerings.

The Board of Trustees of the Base Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Portfolio for purchases of Municipal Securities in underwritten offerings. The Portfolio attempts to recapture selling concessions on purchases during underwritten offerings; however, the Advisor will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. The Trustees of the SR&F Base Trust periodically review efforts to recapture concessions and whether it is in the best interests of the Portfolio to continue to attempt to recapture underwriting discounts or selling concessions.

Amortized Costs for Money Market Funds

In connection with the Portfolio's use of amortized cost and the maintenance of its per share net asset value of $1.00, the Base Trust has agreed, with respect to the Portfolio: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months (for this purpose, the Portfolio considers that an instrument has a maturity of thirteen months or less if it is a "short-term" obligation); and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Portfolio's Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under Securities and Exchange Commission Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Portfolio's Board of Trustees.

The Portfolio has also agreed to establish procedures reasonably designed to stabilize its price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of its portfolio holdings by the Portfolio's Board of Trustees, at such intervals as the Portfolio deems appropriate, to determine whether its net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Advisor's matrix, or values obtained from an independent pricing service. Any such service might value the Portfolio's investments based on methods which include consideration of yields or prices of Municipal Securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

In connection with the Portfolio's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the Portfolio might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the

                                       l

Portfolio's Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Portfolio's Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Portfolio's Board of Trustees might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Portfolio's Board of Trustees might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate form $1.00 per share.

Custodian of the Portfolio

State Street Bank and Trust Company (Bank) is the custodian for the securities and cash of the Portfolio, but it does not participate in the investment decisions of the Portfolio. The Portfolio has authorized the Bank to deposit certain portfolio securities in central depository systems as allowed by federal law. The Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

Independent Auditors of the Portfolio

The independent auditors for the Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, IL 60606. Ernst & Young LLP audit and report on the annual financial statements of the Portfolio, review certain regulatory reports and the Portfolio's Federal income tax returns, and perform such other professional accounting, auditing, tax and advisory services as the Portfolio may engage them to do.

The Portfolio's financial statements and Report of Independent Auditors included in the Fund's June 30,1998 Annual Report are incorporated into this SAI by reference.

Cross-Indemnification Agreement

The Trust, on behalf of the Fund, and the Base Trust, on behalf of the Portfolio, have entered into a cross-indemnification agreement relating to liability in connection with the information relating to the Base Trust and the Portfolio contained in the Trust's Registration Statement of which this SAI is a part.


                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading
In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.

Lower Rated Bonds
Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated bonds;

2. the secondary market for lower rated bonds may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Adviser's credit analysis of lower rated bonds may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments.

Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Zero Coupon Securities (Zeros)
The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Adviser that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed.

The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.

MANAGEMENT OF THE COLONIAL FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Adviser" refers to Colonial Management Associates, Inc.)

The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and Newport Greater China Fund - see Part I of each Fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the Colonial funds)

Name and Address                Age      Position with Fund      Principal Occupation
----------------                ---      -------------           --------------------
                                         Fund

Robert J. Birnbaum              69       Trustee                 Retired (formerly Special Counsel, Dechert Price & Rhoads
313 Bedford Road                                                 from September, 1988 to December, 1993).
Ridgewood, NJ 07450

Tom Bleasdale                   66       Trustee                 Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                         Executive Officer, Shore Bank & Trust Company from
Naples, FL 34105                                                 1992-1993), is a Director of The Empire Company since
                                                                 June, 1995.

Lora S. Collins                 61       Trustee                 Attorney  (formerly Attorney, Kramer, Levin, Naftalis,
1175 Hill Road                                                   Nessen, Kamin & Frankel from  September, 1986 to
Southold, NY 11971                                               November, 1996).

James E. Grinnell               67       Trustee                 Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         73       Trustee                 Retired, is a Trustee of certain charitable and
103 Springline Drive                                             non-charitable organizations since February, 1990.
Vero Beach, FL 32963

Richard W. Lowry                61       Trustee                 Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*               56       Trustee                 Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                       of Business and Management, University of Maryland from
New York, NY 10022                                               October, 1992 to November, 1996, Dean, Simon Graduate
                                                                 School of Business, University of Rochester from October,
                                                                 1991 to July, 1992).

James L. Moody, Jr.             65       Trustee                 Chairman of the Board and Director, Hannaford Bros. Co.
P.O. Box 1000                                                    since May, 1984 (formerly Chief Executive Officer,
Portland, ME 04104                                               Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser               53       Trustee                 Dean, Boston College School of Management since 1978.
140 Commonwealth Avenue
Chestnut Hill, MA 02167

George L. Shinn                 74       Trustee                 Financial Consultant since 1989.
Credit Suisse First Boston
Corp.
Eleven Madison Avenue,
25th Floor
New York, NY 10010-3629



                                       13

Robert L. Sullivan              69       Trustee                 Retired Partner, Peat Marwick Main & Co.
7121 Natelli Woods Lane
Bethesda, MD 20817

Sinclair Weeks, Jr.             73       Trustee                 Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                        1987.
Suite 4550
1000 Winter Street
Waltham, MA 02154

Harold W. Cogger                61       President               President of Colonial funds since March, 1996 (formerly
                                         (formerly Vice          Vice President from July, 1993 to March, 1996); is
                                         President)              Director, since March, 1984 and Chairman of the Board
                                                                 since March, 1996 of the Adviser (formerly President from
                                                                 July, 1993 to December, 1996, Chief Executive Officer from
                                                                 March, 1995 to December, 1996 and Executive Vice President
                                                                 from October, 1989 to July, 1993); Director since October,
                                                                 1991 and Chairman of the Board since March, 1996 of TCG
                                                                 (formerly President from October, 1994 to December, 1996
                                                                 and Chief Executive Officer from March, 1995 to December,
                                                                 1996); Executive Vice President and Director since March,
                                                                 1995, Liberty Financial; Director since November, 1996 of
                                                                 Stein Roe & Farnham Incorporated.

Timothy J. Jacoby               44       Treasurer and           Treasurer and Chief Financial Officer of Colonial funds
                                         Chief Financial         since October, 1996, is Senior Vice President of the
                                         Officer                 Adviser since September, 1996 (formerly Senior Vice
                                                                 President, Fidelity Accounting and Custody Services from
                                                                 September, 1993 to September, 1996 and Assistant Treasurer
                                                                 to the Fidelity Group of Funds from August, 1990 to
                                                                 September, 1993).

Michael H. Koonce               37       Secretary               Secretary of Colonial funds since 1997 (formerly Assistant
                                                                 Secretary from June, 1992 to July, 1997), is Senior Vice
                                                                 President, General Counsel, Clerk and Secretary of the Adviser
                                                                 (formerly Vice President, Counsel, Assistant Secretary,
                                                                 Assistant Clerk from June, 1992 to July, 1997), Vice President -
                                                                 Legal and Clerk of TCG (formerly Assistant Clerk from April,
                                                                 1993 to July, 1997).


Peter L. Lydecker               43       Chief Accounting        Chief Accounting Officer and Controller of Colonial
                                         Officer and             funds since June, 1993 (formerly Assistant Controller
                                         Controller              from March, 1985 to June, 1993); is Vice President of
                                         (formerly               the Adviser since June, 1993 (formerly Assistant Vice
                                         Assistant               President of the Adviser from August, 1988 to June,
                                         Controller)             1993).

Davey S. Scoon                  50       Vice President          Vice President of Colonial funds since June, 1993, is
                                                                 Executive Vice President since July, 1993 and Director
                                                                 since March, 1985 of the Adviser (formerly Senior Vice
                                                                 President and Treasurer of the Adviser from March, 1985
                                                                 to July, 1993); Executive Vice President and Chief
                                                                 Operating Officer, TCG since March, 1995 (formerly Vice
                                                                 President - Finance and Administration of TCG from
                                                                 November, 1985 to March, 1995).



* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.

The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 38 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund or Newport Greater China Fund)

Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Adviser to the Trust, a fund and/or its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund and their respective Trusts).

Under an Administration Agreement with each Fund named above, the Adviser, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

     (a) providing office space, equipment and clerical personnel;

     (b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

     (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

     (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

     (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

     (f) maintaining certain books and records of each Fund.

With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:

     (g) monitoring compliance by the Fund with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and

     (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.

The Adviser is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.

The Pricing and Bookkeeping Agreement
The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                  1/12 of 0.000% of the first $50 million;
                  1/12 of 0.035% of the next $950 million;
                  1/12 of 0.025% of the next $1 billion; 1/12
                  of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund for an annual fee of $27,000, plus 0.035% of each Fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment adviser of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.

Portfolio Transactions
The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Municipal Money Market Fund and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Adviser of Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund, each of which is administered by the Adviser. The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the

Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.

The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Adviser's policy generally to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Adviser to cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.

The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

Principal Underwriter
CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CISC or generally by 6 months' notice by CISC to the Fund. The agreement limits the liability of CISC to the Fund for loss or damage incurred by the Fund to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE
Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Adviser in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

(The following two paragraphs are applicable only to Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund - "Adviser" in these two paragraphs refers to each fund's Adviser, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Adviser, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00.

When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Automated Dollar Cost Averaging (Classes A, B and C). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. The First National Bank of Boston is the Trustee of CISI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.

Participants in non-Colonial prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CISC. Participants in Colonial prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CISC. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Colonial IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call CISC for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1. the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, T and Z shares).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan       Share Certificates

Sponsored Arrangements           Exchange Privilege

$50,000 Fast Cash                Colonial Cash Connection

Right of Accumulation            Automatic Dividend Diversification

Telephone Redemption             Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other Colonial funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, CISI and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CISC, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Colonial fund shareholders and/or their FSFs (except for Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for the Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and the Newport Greater China Fund may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator of the Colonial Funds) (Available only on the Class A shares of certain Colonial funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CISC will provide checks to be drawn on The First National Bank of Boston. These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Colonial funds. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


                   MOODY'S INVESTORS SERVICES, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICES

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II

1996
SOURCE                                  CATEGORY                                     RETURN (%)
------                                  --------                                     ----------

Donoghue                                Tax-Free Funds                                     4.95
Donoghue                                U.S. Treasury Funds                                4.71
Dow Jones & Company                     Industrial Index                                  28.91
Morgan Stanley                          Capital International EAFE Index                   6.05
Morgan Stanley                          Capital International EAFE GDP Index               7.63
Libor                                   Six-month Libor                                     N/A
Lipper                                  Short U.S. Government Funds                        4.36
Lipper                                  California Municipal Bond Funds                    3.65
Lipper                                  Connecticut Municipal Bond Funds                   3.48
Lipper                                  Closed End Bond Funds                              8.13
Lipper                                  Florida Municipal Bond Funds                       3.00
Lipper                                  General Bond Fund                                  6.16
Lipper                                  General Municipal Bonds                            3.30
Lipper                                  Global Funds                                      16.51
Lipper                                  Growth Funds                                      19.24
Lipper                                  Growth & Income Funds                             20.78
Lipper                                  High Current Yield Bond Funds                     13.67
Lipper                                  High Yield Municipal Bond Debt                     4.17
Lipper                                  Fixed Income Funds                                10.24
Lipper                                  Insured Municipal Bond Average                     2.83
Lipper                                  Intermediate Muni Bonds                            3.70
Lipper                                  Intermediate (5-10) U.S. Government Funds          2.68
Lipper                                  Massachusetts Municipal Bond Funds                 3.39
Lipper                                  Michigan Municipal Bond Funds                      3.17
Lipper                                  Mid Cap Funds                                     18.10
Lipper                                  Minnesota Municipal Bond Funds                     3.11
Lipper                                  U.S. Government Money Market Funds                 4.75
Lipper                                  New York Municipal Bond Funds                      3.15
Lipper                                  North Carolina Municipal Bond Funds                2.78
Lipper                                  Ohio Municipal Bond Funds                          3.35
Lipper                                  Small Company Growth Funds                        20.20
Lipper                                  U.S. Government Funds                              1.72
Lipper                                  Pacific Region Funds-Ex-Japan                     11.11
Lipper                                  Pacific Region                                    (4.45)
Lipper                                  International Funds                               11.78
Lipper                                  Balanced Funds                                    13.76
Lipper                                  Tax-Exempt Money Market                            2.93
Shearson Lehman                         Composite Government Index                         2.77
Shearson Lehman                         Government/Corporate Index                         2.90
Shearson Lehman                         Long-term Government Index                        (0.84)
S&P                                     S&P 500 Index                                     22.95
S&P                                     Utility Index                                      3.12
S&P                                     Barra Growth                                      23.98
S&P                                     Barra Value                                       21.99
S&P                                     Midcap 400                                        19.20
First Boston                            High Yield Index                                  12.40
Swiss Bank                              10 Year U.S. Government (Corporate Bond)           0.30
Swiss Bank                              10 Year United Kingdom (Corporate Bond)           19.10
Swiss Bank                              10 Year France (Corporate Bond)                    7.80
Swiss Bank                              10 Year Germany (Corporate Bond)                   1.00
Swiss Bank                              10 Year Japan (Corporate Bond)                    (3.40)
Swiss Bank                              10 Year Canada (Corporate Bond)                    10.5
Swiss Bank                              10 Year Australia (Corporate Bond)                 20.6
Morgan Stanley Capital International    10 Year Hong Kong (Equity)                        21.87
Morgan Stanley Capital International    10 Year Belgium (Equity)                          15.16



                                       31

SOURCE                                  CATEGORY                                     RETURN (%)
------                                  --------                                     ----------

Morgan Stanley Capital International    10 Year Austria (Equity)                           7.65
Morgan Stanley Capital International    10 Year France (Equity)                           10.35
Morgan Stanley Capital International    10 Year Netherlands (Equity)                      16.90
Morgan Stanley Capital International    10 Year Japan (Equity)                             3.39
Morgan Stanley Capital International    10 Year Switzerland (Equity)                      13.14
Morgan Stanley Capital International    10 Year United Kingdom (Equity)                   15.06
Morgan Stanley Capital International    10 Year Germany (Equity)                           8.16
Morgan Stanley Capital International    10 Year Italy (Equity)                             0.53
Morgan Stanley Capital International    10 Year Sweden (Equity)                           16.42
Morgan Stanley Capital International    10 Year United States (Equity)                    14.39
Morgan Stanley Capital International    10 Year Australia (Equity)                        11.44
Morgan Stanley Capital International    10 Year Norway (Equity)                           13.23
Morgan Stanley Capital International    10 Year Spain (Equity)                            11.55
Morgan Stanley Capital International    World GDP Index                                   11.50
Morgan Stanley Capital International    Pacific Region Funds Ex-Japan                     20.54
Bureau of Labor Statistics              Consumer Price Index (Inflation)                   3.32
FHLB-San Francisco                      11th District Cost-of-Funds Index                   N/A
Federal Reserve                         Six-Month Treasury Bill                             N/A
Federal Reserve                         One-Year Constant-Maturity Treasury Rate            N/A
Federal Reserve                         Five-Year Constant-Maturity Treasury Rate           N/A
Frank Russell & Co.                     Russell 2000                                      16.50
Frank Russell & Co.                     Russell 1000 Value                                21.64
Frank Russell & Co.                     Russell 1000 Growth                               11.26
Bloomberg                               NA                                                   NA
Credit Lyonnais                         NA                                                   NA
Statistical Abstract of the U.S.        NA                                                   NA
World Economic Outlook                  NA                                                   NA



*in U.S. currency


                                      m

Part C         OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

     (a)       Financial Statements:

               Included in Part A

               Summary of Expenses
               The Fund's Financial History

               Incorporated by reference into Part B are the financial statements contained in the Annual Reports for the Registrant's series, each as of November 30, 1997 (Colonial Municipal Money Market Fund as of June 30, 1998), which have previously been filed electronically pursuant to Section 30(b) (2) of the Investment Company Act of 1940:

               Fund                                      Accession Number
               ----                                      ----------------
               Colonial Municipal Money Market Fund      0000021847-98-000095

               The Financial Statements contained in Colonial Municipal Money Market Fund's Annual Report is as follows:

               Statement of Assets and Liabilities

               Statement of Operations

               Statement of Changes in Net Assets

               Notes to Financial Statements

               Financial Highlights

               Report of Independent Accountants

               The Financial Statements contained in Colonial Municipal Money Market Fund's Annual Report are as follows:

               SR&F Municipal Money Market Portfolio Investment Portfolio

               SR&F Municipal Money Market Portfolio Statement of Assets and Liabilities

               SR&F Municipal Money Market Portfolio Statement of Operations

               SR&F Municipal Money Portfolio Statement of Changes in Net Assets

               SR&F Municipal Money Market Portfolio Financial Highlights

               SR&F Municipal Money Market Portfolio Notes to Financial
               Statements

               Report of Independent Auditors

(b) Exhibits (each exhibit is applicable to all series of the Trust unless otherwise referenced):

               1.      Amendment No. 4 to the Agreement and Declaration of
                       Trust(e)

               2. (a)  Amended By-Laws (2/16/96) (b)

               3.      Not Applicable

               4.      Form of Specimen of Share Certificate (d)

               5. (a)  Pricing and Bookkeeping Agreement (CMMMF) (c)

               6. (a) Distributor's Contract with Liberty Funds Distributor, Inc. - filed as Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 24, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the
                       Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Bank and Bank Affiliated Selling Agreement - filed as Exhibit 6(c) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

               7.      Not Applicable

               8. (a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Amendment No. 1 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8(a)(2) to Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about June 11, 1998, and is hereby incorporated by reference and made a part of this Registration Statement.

               9. (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Amendment No. 11 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(a)(ii) in Part C, Item 24(b) of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about September 17, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Amendment No. 16 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(a)(3) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about June 11, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d)  Agreement and Plan of Reorganization (CMMMF) (c)

                  (e) Form of Administration Agreement between Colonial Trust IV, on behalf of CMMMF, and Colonial Management Associates, Inc. (a)

                  (f) Form of Indemnification Agreement between Colonial Trust IV, on behalf of CMMMF, and SR&F Base Trust, on behalf of SR&F Municipal Money Portfolio (a)

                  (g) Credit Agreement - filed as Exhibit 9.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File Nos. 33-12109 & 811-5030), filed with the
                       Commission on or about May 20, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (h)  Amendment No. 1 to the Credit Agreement - filed as
                       Exhibit 9(f) in Part C, Item 24(b) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (i)  Amendment No. 2 to the Credit Agreement - filed as
                       Exhibit 9(g) in Part C, Item 24(b) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (j)  Amendment No. 3 to the Credit Agreement - filed as
                       Exhibit 9(h) in Part C, Item 24(b) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (k)  Amendment No. 4 to the Credit Agreement - filed as
                       Exhibit 9(h) in Part C, Item 24(b) to Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about September 17, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

               10.(a)  Opinion and Consent of Counsel (CMMMF) (d)

               11.(a)  Consent of Independent Accountants

                  (b) Consent of Independent Auditors (SR&F Municipal Money Market Portfolio, master fund of CMMMF)

               12.     Not Applicable

               13.     Not Applicable

               14.(a) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Employee Communications Kit - filed as Exhibit 14(a) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Book - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form
                       - filed as Exhibit 14(c) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d) IRA Application and Fact Kit - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit - filed as Exhibit 14(e) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (f) Form of Colonial Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter (incorporated herein by reference to Exhibit 14.(v) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (g) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated herein by reference to Exhibit 14.(vi) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (h) Form of Colonial 401(k) Beneficiary Designation and Participant Enrollment Forms - filed as Exhibit 14(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (i) Form of Liberty Simple IRA Plan (incorporated herein by reference to Exhibit 14.(i) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February, 1998)

                  (j) Form of Liberty Roth IRA (incorporated herein by reference to Exhibit 14.(j) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February, 1998)

               15. Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit 6(a) hereto

               16.(a)(1) Calculation of Performance Information (Classes A & B)
                         (CMMMF) (b)

                  (a)(2) Calculation of Yield (Classes A & B) (CMMMF) (b)

                  (a)(3) Calculation of Performance Information (Class C)
                         (CMMMF) (b)

                  (a)(4) Calculation of Yield (Class C) (CMMMF) (b)

               17.(a) Financial Data Schedules (Class A, Class B and Class C) (CMMMF)

               18.(a) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, William E. Mayer, James L. Moody, Jr., John J. Neuhauser and Robert L. Sullivan - filed as Exhibit 18(a) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 filed as Exhibit 18(b) in Part C,
                       Item 24(b) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about September 1, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

---------------------------------

                  (a) Incorporated by reference to Post-Effective Amendment No. 40 filed on or about 7/27/95.

                  (b) Incorporated by reference to Post-Effective Amendment No. 42 filed on 3/22/96.

                  (c) Incorporated by reference to Post-Effective Amendment No. 44 filed on October 15, 1996.

                  (d) Incorporated by reference to Post-Effective Amendment No. 45 filed on March 21, 1997.

                  (e) Incorporated by reference to Post-Effective Amendment No. 46 filed on July 31, 1997.

Item 25.        Persons Controlled by or Under Common Control with Registrant

                None

Item 26.        Number of Holders of Securities
                     (1)                            (2)
                                                    ---

Title of Class                       Number of Record Holders as of 9/30/98
--------------                       --------------------------------------
Shares of beneficial interest        602 Class A record holders (CMMMF)
                                      70 Class B record holders
                                       5 Class C record holders

Item 27.       Indemnification

               See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

               See the form of Indemnification Agreement entered into by Registrant, on behalf of CMMMF, and the SR&F Base Trust (Base Trust), on behalf of SR&F Municipal Money Portfolio (Portfolio), relating to liability in connection with information relating to the Base Trust and the Portfolio contained in Part B of this Registration Statement and filed as Exhibit 9.(d) hereto.

               The Registrant's adviser or administrator, Colonial Management Associates, Inc. (Colonial), has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 28.       Business and Other Connections of Investment Adviser

               The following sets forth business and other connections of each Director and officer of Colonial Management Associates, Inc. (see next page).

     Registrant's   investment   adviser/administrator,    Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1997, CASI had three institutional, corporate or other account under management or supervision, the market value of which was approximately $82.9 million. As of the end of its fiscal year, December 31, 1997, Colonial was the investment adviser, sub-adviser and/or administrator to 50 Colonial mutual funds (including funds sub-advised by Colonial, the market value of which investment companies was approximately $17,319.00 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 6/30/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk; Dir.;
                                 The Colonial Group, Inc.        V.P.; Gen.
                                                                 Counsel and
                                                                 Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.
 J. Kevin                        Colonial Trust I through VII    CAO; Controller
                                 LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian    V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Pres.; CEO
                                                                 and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; The Colonial Group, Inc.        Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        The Colonial Group, Inc.        Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    The Colonial Group, Inc.        V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust
                                                                 Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer

Johnson, Gordon     V.P.

Knudsen, Gail       V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William C.  V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Bob        V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Colonial Investors Service      Director
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stern, Arthur O.    Exe.V.P.     The Colonial Group, Inc.        Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

               Certain information pertaining to business and other connections of the Registrant's investment adviser only with respect to Colonial Municipal Money Market Fund which invests all of its assets in the SR&F Municipal Money Market Portfolio which is managed by Stein Roe & Farnham Incorporated is incorporated herein by reference to the section of the Prospectus captioned "How the Fund Pursues Its Objective and Certain Risk Factors" and to the section of the Statement of Additional Information captioned "Management of the Fund." The informati9on required above is incorporated herein by reference from Stein Roe & Farnham Incorporated's Form ADV, as most recently filed with the Securities and Exchange Commission.

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Claiborne,             V.P.                  None
 Douglas

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.

Item 31.       Management Services

               See Item 5(c), Part A and Item 16(d), Part B.

Item 32.       Undertakings

               (a)    Not applicable

               (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

               (c) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing information required by Item 5A of Form N-1A.

                                  ************

                                     NOTICE

      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust IV, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement under the Securities Act of 1933 and Amendment No. 47 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 20th day of October, 1998.

                                        COLONIAL TRUST IV

                                        By: /s/ STEPHEN E. GIBSON
                                            --------------------------------
                                                Stephen E. Gibson, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                         TITLE                    DATE
----------                         -----                    ----

/s/   STEPHEN E. GIBSON            President (chief         October 20, 1998
--------------------------         executive officer)
      Stephen E. Gibson


/s/   TIMOTHY J. JACOBY            Treasurer and Chief      October 20, 1998
--------------------------         Financial Officer
      Timothy J. Jacoby


/s/   J. KEVIN CONNAUGHTON         Controller and Chief     October 20, 1998
--------------------------         Accounting Officer
      J. Kevin Connaughton


/s/   ROBERT J. BIRNBAUM *         Trustee
--------------------------
      Robert J. Birnbaum

/s/   TOM BLEASDALE *              Trustee
--------------------------
      Tom Bleasdale

/s/   LORA S. COLLINS *            Trustee
--------------------------
      Lora S. Collins

/s/   JAMES E. GRINNELL *          Trustee
--------------------------
      James E. Grinnell

/s/   RICHARD W. LOWRY *           Trustee                  /s/ * WILLIAM J. BALLOU
--------------------------                                  -----------------------
      Richard W. Lowry                                            William J. Ballou
                                                                  Attorney-in-fact
/s/   WILLIAM E. MAYER *           Trustee                        For each Trustee
--------------------------                                        October 20, 1998
      William E. Mayer

/s/   JAMES L. MOODY, JR. *        Trustee
--------------------------
      James L. Moody, Jr.

/s/   JOHN J. NEUHAUSER *          Trustee
--------------------------
      John J. Neuhauser

/s/   ROBERT L. SULLIVAN *         Trustee
--------------------------
      Robert L. Sullivan

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the SR&F Base Trust certifies that Colonial Trust IV meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Colonial Trust IV, insofar as it relates to Colonial Municipal Money Market Fund of said Trust under the Securities Act of 1933 and Amendment No. 47 to its Registration Statement under the Investment Company Act of 1940, to be signed in the City of Chicago and the State of Illinois on this 20th day of October, 1998.

                                 SR&F BASE TRUST

                                 By: /s/ THOMAS W. BUTCH
                                     ------------------------------
                                         Thomas W. Butch, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of Colonial Trust IV has been signed below by the following trustees and officers of SR&F Base Trust in their capacities and on the date indicated.

SIGNATURES                         TITLE                              DATE
----------                         -----                              ----

/s/   THOMAS W. BUTCH              President and Trustee           October 20, 1998
--------------------------         (Principal
       Thomas W. Butch             Executive Officer)


/s/   GARY A. ANETSBERGER          Senior Vice President           October 20, 1998
--------------------------         (Principal
       Gary A. Anetsberger         Financial Officer)


/s/   SHARON R. ROBERTSON          Controller (Principal           October 20, 1998
--------------------------         Accounting Officer)
       Sharon R. Robertson


/s/   WILLIAM W. BOYD              Trustee                         October 20, 1998
--------------------------
      William W. Boyd

/s/   LINDSAY COOK                 Trustee                         October 20, 1998
--------------------------
      Lindsay Cook

/s/   DOUGLAS A. HACKER            Trustee                         October 20, 1998
--------------------------
      Douglas A. Hacker

/s/   JANET LANGFORD KELLY         Trustee                         October 20, 1998
--------------------------
      Janet Langford Kelly

/s/   CHARLES R. NELSON            Trustee                         October 20, 1998
--------------------------
      Charles R. Nelson

/s/   THOMAS C. THEOBALD           Trustee                         October 20, 1998
--------------------------
      Thomas C. Theobald

                                  EXHIBIT INDEX
                                  -------------

11.(a) Consent of Independent Accountants

11.(b) Consent of Independent Auditors (SR&F Municipal Money Market Portfolio, master fund of CMMMF)

17.(a) Financial Data Schedule (Class A, Class B and Class C) (CMMMF)